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October 2, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:           RiverSource Money Market Series, Inc.
              (formerly AXP Money Market Series, Inc.)
                                RiverSource Cash Management Fund
              Post-Effective Amendment No. 61
              File No. 2-54516/811-2591


Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 61 (Amendment). This Amendment was filed electronically on September 27, 2006.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
---------------------------
    Christopher O. Petersen
    Vice President and Group Counsel
    Ameriprise Financial, Inc.